UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07512

Dreyfus Premier Worldwide Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Worldwide Growth Fund
January 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Banks - 2.1%
JPMorgan Chase & Co.	123,075		14,236,085
Consumer Durables & Apparel - 3.8%
Hermes International	13,201		7,296,739
LVMH Moet Hennessy Louis Vuitton	60,175		18,871,927
			26,168,666
Consumer Services - 1.8%
McDonald's	74,900		12,818,386
Diversified Financials - 5.6%
BlackRock	30,275		17,008,495
Eurazeo	99,479		10,467,357
State Street	103,175		11,366,790
			38,842,642
Energy - 7.4%
Chevron	142,000		17,799,700
ConocoPhillips	22,400		1,317,344
Exxon Mobil	245,733		21,452,491
Imperial Oil	143,550		4,513,212
Total, ADR	110,075	[a]	6,390,955
			51,473,702
Food & Staples Retailing - 1.2%
Walgreens Boots Alliance	111,700		8,406,542
Food, Beverage & Tobacco - 24.2%
Altria Group	237,100		16,677,614
Anheuser-Busch InBev	57,200		6,472,497
British American Tobacco, ADR	183,950		12,526,995
Coca-Cola	397,350		18,909,886
Constellation Brands, Cl. A	16,000		3,511,520
Danone, ADR	586,475		10,081,505
Diageo, ADR	95,600		13,762,576
Nestle, ADR	335,375		28,976,400
PepsiCo	99,050		11,915,715
Philip Morris International	410,800		44,050,084
			166,884,792
Health Care Equipment & Services - 1.6%
Abbott Laboratories	175,525		10,910,634
Household & Personal Products - 5.4%
L'Oreal, ADR	687,375		31,261,815
Procter & Gamble	69,925		6,037,325
			37,299,140

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Insurance - 2.5%
Chubb	90,400		14,115,960
Zurich Insurance Group	9,550		3,138,700
			17,254,660
Materials - 1.6%
Air Liquide, ADR	403,712		10,892,150
Media - 4.4%
Comcast, Cl. A	315,525		13,419,278
Twenty-First Century Fox, Cl. A	295,175		10,891,958
Walt Disney	53,375		5,800,261
			30,111,497
Pharmaceuticals, Biotechnology & Life Sciences - 9.8%
AbbVie	136,950		15,368,529
Johnson & Johnson	52,450		7,248,066
Novartis, ADR	63,075		5,680,535
Novo Nordisk, ADR	256,250		14,221,875
Roche Holding, ADR	818,875		25,385,125
			67,904,130
Semiconductors & Semiconductor Equipment - 6.0%
ASML Holding	71,050		14,420,308
Infineon Technologies	210,000		6,103,620
Texas Instruments	188,350		20,656,344
			41,180,272
Software & Services - 13.5%
Alphabet, Cl. C	14,375	[b]	16,817,887
Facebook, Cl. A	169,625	[b]	31,701,216
Microsoft	308,325		29,293,958
Visa, Cl. A	121,450	[a]	15,087,733
			92,900,794
Technology Hardware & Equipment - 5.9%
Apple	242,685		40,632,750
Transportation - 2.9%
Canadian Pacific Railway	75,525		13,975,146
Union Pacific	44,700		5,967,450
			19,942,596
Total Common Stocks (cost $270,210,085)			687,859,438

Other Investment - .1%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,045,243)	1,045,243	[c]	1,045,243

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $17,655)	17,655 [c]	17,655
Total Investments (cost $271,272,983)	99.8%	688,922,336
Cash and Receivables (Net)	.2%	1,270,605
Net Assets	100.0%	690,192,941

ADR—American Depository Receipt

[a]

Security, or portion thereof, on loan. At January 31, 2018, the value of the fund’s securities on loan was $11,910,329 and the value of the collateral held by the fund was $12,083,451, consisting of cash collateral of $17,655 and U.S. Government & Agency securities valued at $12,065,796.

[b]	Non-income producing security.
[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Worldwide Growth Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	443,420,001	-	-	443,420,001
Equity Securities—
Foreign Common
Stocks†	244,439,437	-	-	244,439,437
Registered Investment
Companies	1,062,898	-	-	1,062,898

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At January 31, 2018, accumulated net unrealized appreciation on investments was $417,649,353, consisting of $419,938,549 gross unrealized appreciation and $2,289,196 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Worldwide Growth Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)